As filed with the Securities and Exchange Commission on July 5, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 – March 31, 2018

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2018, originally filed with the Securities and Exchange Commission on June 4, 2018, (Accession No. 0001435109-18-000370) solely for the purpose of revising the section entitled "Investment Advisory Agreement Approval" in the section of the Annual Report titled Additional Information. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein.

Item 1 (as supplemented herein) and Items 2 through 13(a) (1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on June 4, 2018 (Accession No. 0001435109-18-000370).

FORUM FUNDS
ABSOLUTE FUNDS
SUPPLEMENT DATED JULY 5, 2018 TO THE
ANNUAL REPORT DATED MARCH 31, 2018

The following information supplements and should be read in conjunction with the March 31, 2018 Annual Report (the "Report") for the Absolute Strategies Fund and Absolute Capital Opportunities (the "Absolute Funds"), each a series of Forum Funds (the "Trust").

The section titled "Investment Advisory Agreement Approval" beginning on page 48 of the Report is replaced in its entirety by inserting the following:

Investment Advisory Agreement Approval

Absolute Strategies Fund ("Strategies Fund") and Absolute Capital Opportunities Fund ("Capital Opportunities Fund") (together, the "Absolute Funds")

At the December 8, 2017 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreements between Absolute Investment Advisers LLC (the "Adviser") and the Trust pertaining to the Absolute Funds (the "Advisory Agreements") and the subadvisory agreements between the Adviser and the following subadvisers to the Absolute Funds: Harvest Capital Strategies LLC; Longhorn Capital Partners, LLC; Mohican Financial Management, LLC; and St. James Investment Company, LLC (the "Subadvisers") (the "Subadvisory Agreements"). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser and Subadvisers to due diligence questionnaires circulated on the Board's behalf concerning the services provided by the Adviser and each Subadviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board also received an oral presentation from the Adviser and was advised by Trustee counsel.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to each of the Absolute Funds by the Adviser and Subadvisers, including information on the investment performance of each of the Absolute Funds and Subadvisers; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each of the Absolute Funds; (3) the advisory fee and total expense ratio each of the Absolute Funds compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as each of the Absolute Funds grows and whether the advisory fee enables each of the Absolute Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser and Subadvisers from their respective relationships with the Absolute Funds.  In addition, the Board recognized that the evaluation process with respect to the Adviser and each Subadviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser, including about Subadviser performance, at regularly scheduled meetings during the past year.

Nature, Extent and Quality of Services

Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the personnel, operations and financial condition of itself and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreements and by each Subadviser under each Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and the Subadvisers with principal responsibility for the Absolute Funds' investments; the investment philosophy and decision-making processes of the Adviser and Subadvisers ; the capability and integrity of the Adviser's and each Subadviser's senior management and staff; the quality of the Adviser's and each Subadviser's services with respect to regulatory compliance; and the Adviser's and each Subadviser's representation regarding its financial condition and that each firm's financial condition would not impair its ability to provide high-quality advisory services to the applicable Fund. The Board also considered the Adviser's analysis of and recommendations regarding each Subadviser. Based on the presentation and the materials provided by the Adviser and each Subadviser, among other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Absolute Funds by the Adviser under the Advisory Agreements and each Subadviser under its Subadvisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Absolute Funds, including the investment objective and strategy and the Adviser's discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Absolute Funds compared to their respective benchmark indices. The Board observed that the Strategies Fund underperformed its primary benchmark index, the S&P 500 Index, for the one-, three-, five-, and 10-year periods ended September 30, 2017. The Board observed that the Capital Opportunities Fund underperformed the S&P 500 Index, its primary benchmark index, for the one-year period ended September 30, 2017 and for the period since the Capital Opportunities Fund's inception on December 30, 2015.

The Board noted the Adviser's representation that it was not the objective of the Absolute Funds to outperform specific market indices because the Absolute Funds employ unique investment strategies that are intended to seek positive returns over a complete market cycle, irrespective of any benchmark or market performance. The Board also noted the Adviser's representation that the Absolute Funds tended to deviate from the performance of equity indices, in part, because the Absolute Funds' portfolios are comprised of a balance of both long and short positions, unlike the corresponding indices and, in part, because the Absolute Funds' investment strategies include a countercyclical component that is designed to enable the Absolute Funds to outperform the indices in declining markets and that may cause the Absolute Funds to underperform the indices in rising markets. In recognition of the hedge fund-like strategies employed by the Strategies Fund, the Board also considered the performance of the Strategies Fund compared to a secondary benchmark, the HFRX Global Hedge Fund Index, an index designed to be representative of the overall composition of the hedge fund universe. In that regard, the Board observed that the Strategies Fund underperformed the HFRX Global Hedge Fund Index for the one-, three-, and five-year periods ended September 30, 2017, and outperformed the HFRX Global Hedge Fund Index for the 10-year period ended September 30, 2017.

The Board also considered each Absolute Fund's performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. ("Broadridge"). The Board observed that the Strategies Fund underperformed the median of its Broadridge peers for the one-, three-, and five-year periods ended September 30, 2017. The Board observed that the Capital Opportunities Fund underperformed the median of its Broadridge peers for the one-year period ended September 30, 2017.

Addressing the Absolute Funds' underperformance relative to their respective Broadridge peer groups, the Adviser represented that it does not view the peer funds identified by Broadridge to be the most suitable comparison to the Absolute Funds because of the Absolute Funds' hedge-fund-like strategies and because the funds identified by Broadridge were not necessarily multi-manager, multi-strategy funds, such as the Absolute Funds. At the Adviser's request, the Board reviewed each of the Absolute Fund's performance compared to additional groups of funds selected by the Adviser and believed by the Adviser to provide a more meaningful comparison than each Absolute Fund's respective Broadridge peer group (each a "Comparable Fund Group"). The Board observed that the Strategies Fund underperformed the median of its Comparable Fund Group for the one-, three-, and five-year periods ended September 30, 2017, and noted that the Strategies Fund's performance more closely approximated the performance of its Comparable Fund Group than the performance of the Broadridge peer group over those periods. The Board observed that the Capital Opportunities Fund underperformed the median of its Comparable Fund Group for the one-year period ended September 30, 2017, and noted that the Capital Opportunities Fund's performance more closely approximated the performance of the Comparable Fund Group than the performance of the Broadridge peer group over that period.

The Board also evaluated the Adviser's assessment of each Subadviser's performance, noting that the Adviser had expressed satisfaction with the performance of each Subadviser and that the Adviser had recommended the continuance of each of the Subadvisory Agreements. The Board acknowledged the Adviser's representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. The Board also considered the Adviser's explanation that, standing alone, no Subadviser should necessarily be expected to perform in line with the market or with the relevant Fund's benchmarks. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating each Fund's assets among Subadvisers on an ongoing basis and its management of an overlay portfolio in order to achieve the applicable Fund's investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to give substantial weight to the Adviser's evaluation of the contribution of each Subadviser to the performance of each applicable Fund as a whole. In light of the above and other relevant considerations, the Board concluded that the Absolute Funds and their shareholders could benefit from the renewal of the Advisory Agreements and of each of the Subadvisory Agreements.

Compensation

The Board evaluated the Adviser's compensation for providing advisory services to each of the Absolute Funds and analyzed comparative information on the actual advisory fee rates and actual total expenses of the relevant Broadridge peer groups. The Board observed that the actual advisory fee rate for the Capital Opportunities Fund was less than the median of its Broadridge peers and that the actual advisory fee rate for the Strategies Fund was higher than the median of its Broadridge peer group. The Board observed that the actual total expenses of each of the Absolute Funds were higher than the median of its respective Broadridge peer group.

The Board considered the fact that the Adviser had recently imposed a contractual expense cap on the Strategies Fund and was lowering the expense cap applicable to the Capital Opportunities Fund in an effort to keep the total expense ratios for each of the Absolute Funds at competitive levels. The Board also noted the Adviser's representation that the advisory fee rates and actual total expense ratios of hedge funds provide more suitable points of comparison for the Absolute Funds than the fee rates and expense ratios of the funds in the Broadridge peer groups. In this regard, the Board considered the Adviser's explanation that the complex strategies of hedge funds are more similar to the strategies of each of the Absolute Funds than to those of the mutual funds in the Broadridge peer groups. In addition, with respect to advisory fee rates and total expenses, the Board noted the Adviser's representation that hedge funds' fees typically consist of a higher base advisory fee and an additional performance-based fee. The Board recognized that the Adviser's fees do not include performance fees and that the Adviser pays all of the Subadvisers out of its advisory fee. In this regard, the Board observed that the Absolute Funds do not directly pay any subadvisory fees.

Under these circumstances, the Board concluded that it was difficult to make meaningful comparisons between the Absolute Funds' actual advisory fee rates and total expense ratios and those of their respective Broadridge peers due to, among other things, variations between the services provided by the Adviser to the Absolute Funds and those provided to the Broadridge peer group funds by their advisers. Further, the Board accepted the Adviser's representation that the complex investment strategies utilized by the Adviser for the Absolute Funds are comparable to the strategies provided to hedge funds by their advisers, typically at higher advisory fee rates than those charged by the Adviser. At the request of the Adviser, the Board also reviewed the advisory fee rates and total expenses of the Absolute Funds compared to each fund in the Absolute Fund's respective Comparable Fund Group, as provided by the Adviser. The Board observed that the advisory fee rate and actual total expenses of the each of the Absolute Funds were each lower than the median of its respective Comparable Fund Group. Based on the foregoing, and on all of the information presented, the Board concluded that the advisory fees paid to the Adviser by the Absolute Funds were not unreasonable.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to each of the Absolute Funds. In this regard, the Board considered the Adviser's resources devoted to each of the Absolute Funds as well as the Adviser's discussion of the costs and profitability of its mutual fund activities, including the percentage and amount of the Adviser's fee that the Adviser retained and the percentage and amount of the Adviser's fee that was paid to the Subadvisers. Based on these and other applicable considerations, the Board concluded that the Adviser's profits attributable to the management of each of the Absolute Funds were reasonable.

The Board did not consider information regarding the costs of services provided or profits realized by each Subadviser from its relationship with the Absolute Funds, noting instead the arms-length nature of the relationship between the Adviser and the Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of each Absolute Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement. Under these circumstances, the Board concluded that each Subadviser's profitability was not a material factor in determining whether to approve the continuance of the Subadvisory Agreements.

Economies of Scale

The Board considered whether the Absolute Funds could benefit from economies of scale. The Board considered the Adviser's representation that, although each of the Absolute Funds could potentially benefit from economies of scale as assets grow, the Adviser had determined not to recommend breakpoints in the advisory fees at this time due, in part, to the respective sizes of the Absolute Funds and because Absolute had recently implemented the contractual expense cap for the Strategies Fund and lowered the expense cap for the Capital Opportunities Fund. The Board noted the Adviser's representation that the Strategies Fund's assets had declined sharply over the period. With respect to the Capital Opportunities Fund, the Board noted the Adviser's representation that the consideration of breakpoints was not appropriate at this time, given the current low asset levels. Based on the foregoing information, and other applicable considerations, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreements.

Other Benefits

The Board noted the Adviser's representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Absolute Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Absolute Funds were not a material factor in approving the continuation of the Advisory Agreements.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In light of the fact that each Absolute Fund is a multi-manager Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund's investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser's recommendation that each Subadvisory Agreement be renewed and to the Adviser's representation that the reappointment of the Subadvisers would positively contribute to the Adviser's successful execution of each of the Absolute Funds' overall strategies. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreements and Subadvisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in each Advisory Agreement and in each Subadvisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

Absolute Strategies Fund (the "Fund") – Tortoise Capital Advisors, L.L.C.

At the December 8, 2017 Board meeting, the Board, including the Independent Trustees, considered the approval of a new investment subadvisory agreement between Absolute Investment Advisers LLC (the "Adviser") and Tortoise Capital Advisors, L.L.C. (the "Subadviser") pertaining to the Fund (the "New Subadvisory Agreement"). In preparation for its deliberations, the Board requested and reviewed written responses from the Subadviser to a due diligence questionnaire circulated on the Board's behalf concerning the services to be provided by the Subadviser with respect to a portion of the Fund (the "Managed Portion"). The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board also received an oral presentation from the Adviser and Subadviser and was advised by Trustee counsel.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser's personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser's resources and the quality of services to be provided by the Subadviser under the New Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Managed Portion. The Board considered the investment philosophy and decision-making processes of the Subadviser and the capability and integrity of the Subadviser's senior management and staff. The Board also evaluated the anticipated quality of the Subadviser's services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser's recommendation with respect to the Subadviser. The Board noted the Subadviser's representation that it is financially stable and able to provide investment advisory services to the Fund.  The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the Subadviser under the New Subadvisory Agreement.

Costs of Services and Profitability

The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the New Subadvisory Agreement. The Board considered information regarding the costs of services to be provided and profits expected to be realized by the Subadviser from its relationship with the Fund, but emphasized the arm's length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser's anticipated profitability was not a material factor in determining whether or not to approve the New Subadvisory Agreement.

Performance

Recognizing that the Subadviser was new and had not yet managed any portion of the Fund, the Board evaluated the Adviser's assessment of the Subadviser's historical performance in managing a strategy similar to the one to be employed for the Managed Portion, noting the Adviser had expressed satisfaction with the performance and had recommended the approval of the New Subadvisory Agreement. Based on the Adviser's evaluation of the Subadviser's performance and other relevant facts and circumstances, the Board concluded that the Subadviser's management of the Managed Portion could benefit the Fund and its shareholders.

Compensation

The Board reviewed the Subadviser's proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board considered information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, and also noted the arm's-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the New Subadvisory Agreement.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale with respect to the New Subadvisory Agreement. The Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, shareholders would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate.  Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the New Subadvisory Agreement.

Other Benefits

The Board noted the Subadviser's representation that, aside from its contractual subadvisory fees, it could benefit from its relationship with the Fund by way of additional market exposure. The Board concluded that other benefits accrued by the Subadviser were not a material factor in approving the New Subadvisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund's investment objective, the Board gave significant weight to the Adviser's recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser's representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the New Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

Absolute Strategies Fund (the "Fund") – Tortoise Capital Advisors, L.L.C.

The Board, including a majority of the Independent Trustees, approved an interim subadvisory agreement ("Interim Subadvisory Agreement") between Absolute Investment Advisers LLC ("Adviser") and Tortoise Capital Advisors, L.L.C. ("TCA" or "Subadviser") at a special telephonic meeting of the Board held on January 31, 2018 (the "January Meeting"). The Board subsequently approved a new subadvisory agreement ("New Subadvisory Agreement") with respect to the Fund at an in-person meeting of the Board held on March 27, 2018 (the "March Meeting"). In preparation for its deliberations at the January and March Meetings, the Board requested and reviewed written responses from the Subadviser to due diligence questionnaires circulated on the Board's behalf concerning the services to be provided by the Subadviser with respect to the sub-advised sleeve of the Fund (the "Managed Portion"), as well as information regarding the Subadviser's personnel, operations and financial condition. In addition, the Board recognized that the original subadvisory agreement ("Original Subadvisory Agreement") between the Adviser and Subadviser had just recently been approved at an in-person meeting of the Board held on December 8, 2017 and, in this regard, the Board considered information provided by the Subadviser at that time. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board was advised by Trustee counsel.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser's personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser's resources and the quality of services to be provided by the Subadviser under the Interim Subadvisory Agreement and New Subadvisory Agreement ("Subadvisory Agreements"). The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who, under the Original Subadvisory Agreement had, and under the Subadvisory Agreements would continue to have, responsibility for the Managed Portion. The Board considered the Subadviser's representation that the portfolio managers who were primarily responsible for the Managed Portion would continue in that role as portfolio managers under the Subadvisory Agreements. The Board considered the investment philosophy and decision-making processes of the Subadviser and the capability and integrity of the Subadviser's senior management and staff. The Board also evaluated the anticipated quality of the Subadviser's services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser's recommendation with respect to the Subadviser. The Board noted the Subadviser's representation that it is financially stable and able to provide high-quality investment advisory services to the Fund.  The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the Subadviser under the Subadvisory Agreements.

Costs of Services and Profitability

The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory Agreements. The Board considered information regarding the costs of services to be provided and profits expected to be realized by the Subadviser from its relationship with the Fund, but emphasized the arm's length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser's anticipated profitability was not a material factor in determining whether or not to approve the Subadvisory Agreements.

Performance

Recognizing that the Subadviser was relatively new to the Fund and had not yet managed any portion of the Fund for a meaningful period of time, the Board evaluated the Adviser's assessment of the Subadviser's historical performance in managing a strategy similar to the one to be employed for the Managed Portion, noting the Adviser expressed satisfaction with the performance and recommended the approval of the Subadvisory Agreements. Based on the Adviser's evaluation of the Subadviser's performance and other relevant facts and circumstances, the Board concluded that the Subadviser's management of the Managed Portion could benefit the Fund and its shareholders.

Compensation

The Board reviewed the Subadviser's proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board considered information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, and also noted the arm's-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. The Board, however, did confirm that, as required by Rule 15a-4 of the Investment Company Act of 1940, as amended, the compensation to be received by the Subadviser under the Interim Subadvisory Agreement would be no greater than the compensation that the Subadviser received under the Original Subadvisory Agreement. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreements.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements. The Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, shareholders would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate.

Other Benefits

The Board noted the Subadviser's representation that, aside from its contractual subadvisory fees, it could benefit from its relationship with the Fund by way of additional market exposure. The Board concluded that other such benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreements.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund's investment objective, the Board gave significant weight to the Adviser's recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser's representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above and information received in connection with the December 8, 2017 approval, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreements, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

For more information please contact a Fund customer service representative at (888) 992-2765.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

212-ANRS-0718

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	July 5, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 5, 2018